PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE
6.	PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2020 and 2021 were as follows (RMB in millions):

	2020	2021
Buildings	5,424	5,408
Computer equipment	1,065	1,040
Website-related equipment	1,402	1,623
Furniture and fixtures	283	229
Software	665	651
Leasehold improvements	169	222
Construction in progress	1	0
Less: accumulated depreciation and amortization	(3,229)	(3,639)

Total net book value	5,780	5,534

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 was RMB656 million
, RMB790 million and RMB723 million, respectively.